EATON VANCE MUNICIPALS TRUST Two International Place Boston, MA 02110 Telephone: (617) 482-8260

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the “Registrant”) (1933 Act File No. 33-572) certifies (a) that the form of prospectus and statement of additional information dated May 31, 2011 with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 130 (“Amendment No. 130”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 130 was filed electronically with the Commission (Accession No. 0000940394-11-000611) on May 26, 2011.

Eaton Vance Municipal Opportunities Fund

EATON VANCE MUNICIPALS TRUST By: /s/ Maureen A. Gemma Maureen A. Gemma, Esq. Secretary

Dated: June 1, 2011